Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Intangible Assets, Net [Abstract]
Computer software	$ 425,000		$ 425,000
Less: accumulated amortization	(280,121)		(195,120)
Intangible assets, net	$ 144,879	$ 18,505	$ 229,880